UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

Annual Report
February 29, 2012

TWM GLOBAL EQUITY INCOME FUND

Institutional Class Shares
(Trading Symbol: TWMLX)

Investor Class Shares
(Trading Symbol: TWMVX)

Investment Adviser

Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022
1-855-TWM-FUND (1-855-896-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULES OF INVESTMENTS, OPTIONS WRITTEN AND OPEN FUTURES CONTRACTS	10

STATEMENT OF ASSETS AND LIABILITIES	15

STATEMENT OF OPERATIONS	16

STATEMENT OF CHANGES IN NET ASSETS	17

FINANCIAL HIGHLIGHTS	18

NOTES TO FINANCIAL STATEMENTS	20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Dear Shareholders,

For the eleven month period from March 31, 2011 (inception date) through February 29, 2012, the Institutional share class had a total return of +5.57% outperforming the MSCI World Index (the “Index”) by +6.29%, which had a total return of -0.72% during the same period.

For the nine month period from May 31, 2011 (inception date) through February 29, 2012, the Investor share class had a total return of +1.57% outperforming the Index by +4.31%, which had a total return of -2.74% during the same period.

Over this period, the investment environment proved challenging principally due to a significant rise in volatility and sharp market moves based largely on developments (or rumors) relating to the European debt crisis.  During this period investor behavior has been far more reactive than usual, and with memories of 2008 still fresh, investors quickly reduced exposure to “risk” assets as uncertainty grew.  In many cases, this resulted in less liquid securities markets filled with risk-averse investors, creating distortions in asset pricing but also opportunities for those with longer-term investment horizons.  Specific to the Eurozone, there has never been such a complicated web of banking, sovereign leverage and intertwined political constituencies as there is today.  With that said, throughout the year we believed European policy makers would do everything in their power to keep the banking system functioning and to prevent a major counterparty European bank failure.  The success of the Long-Term Refinancing Operation (LRTO) implemented in the 4th Quarter was an important inflection point for global equity markets, allowing participants to focus on positive economic news arising out of the U.S., leading to significant equity market increases from that point forward. We continue to believe that while Europe will remain an ongoing issue for investors, the global economy will continue to improve, albeit at a slower pace than is typically seen during economic recoveries.

With this view, we believe that the TWM Global Equity Income Fund’s (the “Fund”) focus on companies with strong balance sheets and modest leverage, robust cash flow, sustainable and attractive dividends, global earnings in multiple currencies and generally less cyclical earnings, will enable the Fund to continue providing returns in excess of global benchmarks.  At the same time though we recognize the portfolio runs the risk of underperforming during a sharp rally (2003/2009 type), we feel very comfortable with the quality and fundamentals of the Fund’s portfolio in an otherwise uncertain time.  Furthermore, we believe the portfolio will provide a hedge against inflation while stable and rising dividend distributions can help to insulate against the possibility of a deteriorating overall environment.

Since inception, the Fund’s individual security selection has accounted for the majority of outperformance relative to its benchmark, while regional and sector selections were modest contributors. Security selection within Basic Materials, Consumer Cyclical, Financial Services and Technology sectors accounted for the majority of the gains for the Fund. The Fund’s covered call option overlay strategy was also a modest positive contributor to overall performance.

The top contributor to performance was Intel Corp., the largest chipmaker in the world. The company develops and manufactures microprocessors and platform solutions for the global personal computer market. The company’s stock price was up +37.7% over the period while the dividend grew by +24%.

The largest detractor to the Fund’s performance was QBE Insurance Group Ltd., an Australian-based insurance company which underwrites most forms of commercial, industrial and individual insurance policies. The company also manages Lloyds syndicates and provides investment management services. The company’s stock price was down -28.8% over the period while its dividend decreased by approximately -33%.

As of February 29, 2012, the Fund owns 60 companies located in developed markets all with market capitalizations in excess of $8 Billion (USD) and an average market capitalization of $72.4 Billion (USD). In accordance with the Fund’s strategy, no companies have been added or removed from the portfolio over the past eleven months and of the 60 companies, two companies reduced their dividends. As of February 29, 2012, covered calls were written against 56% of the Fund’s assets and have ranged from 56%-59% since the Fund’s inception.

Thank you for investing with us and for your continued confidence.

Very truly yours,

Tiedemann Wealth Management, LLC

Disclosure Statement

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the Fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involved risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks in differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of February 29, 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

You cannot invest directly in an index.

The TWM Global Equity Income Fund is distributed by Quasar Distributors, LLC.

TWM GLOBAL EQUITY INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 - February 29, 2012).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TWM GLOBAL EQUITY INCOME FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2011 -
	September 1, 2011	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,097.40	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$5.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2011 -
	September 1, 2011	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,096.00	$8.03
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.72

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is long-term capital appreciation and income. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks and equity call option securities of issuers in developed markets throughout the world, including the United States.  The Fund will generally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies with large market capitalizations.  Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities. The Fund’s geographic allocation of portfolio assets as of February 29, 2012 is shown below.

Allocation of Portfolio Assets
(% of Long-Term Investments)

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 29, 2012

Since Inception
(3/31/11)
Institutional Class Shares	5.57%
MSCI World Index	(0.72)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of February 29, 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $500,000 Investment

*  Inception Date

TWM GLOBAL EQUITY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 29, 2012

Since Inception
(5/31/11)
Investor Class Shares	1.57%
MSCI World Index	(2.74)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-TWM-FUND (1-855-896-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investor Class shares. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets.  As of February 29, 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Growth of $25,000 Investment

*  Inception Date

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments

February 29, 2012

	Shares	Value
COMMON STOCKS 98.15%

Aerospace & Defense 9.57%
BAE Systems PLC (a)	1,106,800	$5,498,888
General Dynamics Corp. (c)	72,200	5,287,206
Honeywell International, Inc. (c)	126,100	7,511,777
United Technologies Corp. (c)	138,900	11,649,543
		29,947,414
Air Freight & Logistics 0.37%
Expeditors International of Washington, Inc.	26,800	1,169,284

Auto Components 1.36%
Johnson Controls, Inc.	130,000	4,241,900

Beverages 5.09%
Coca-Cola Co. (c)	227,900	15,921,094

Capital Markets 2.15%
Charles Schwab Corp.	130,800	1,815,504
Franklin Resources, Inc.	17,400	2,051,286
Northern Trust Corp.	32,900	1,461,089
T Rowe Price Group, Inc.	22,600	1,391,934
		6,719,813

Chemicals 8.84%
Air Liquide SA (a)(b)	44,300	5,753,372
Air Products & Chemicals, Inc.	33,200	2,995,968
Ecolab, Inc.	29,400	1,764,000
Linde AG (a)(b)(c)	30,600	5,089,062
PPG Industries, Inc. (c)	32,700	2,983,875
Praxair, Inc.	34,000	3,706,000
Shin-Etsu Chemical Co. Ltd. (a)(c)	99,900	5,371,996
		27,664,273

Commercial Banks 2.53%
Hang Seng Bank Ltd. (a)	135,000	1,887,144
Standard Chartered PLC (a)(b)(c)	233,900	6,017,175
		7,904,319

Electric Utilities 0.69%
Power Assets Holdings Ltd. (a)	289,300	2,166,267

Electrical Equipment 1.85%
Emerson Electric Co. (c)	114,800	5,775,588

Food Products 4.91%
Nestle SA (a)(b)(c)	251,400	15,369,294

Gas Utilities 0.56%
Hong Kong & China Gas Co. Ltd. (a)	688,110	1,754,210

Health Care Equipment & Supplies 0.58%
Cie Generale d’Optique Essilor International SA (a)	23,000	1,830,244

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments (Continued)

February 29, 2012

	Shares	Value
Insurance 11.36%
ACE Ltd. (a)(c)	102,200	$7,328,762
Aflac, Inc. (c)	101,200	4,781,700
Chubb Corp. (c)	90,300	6,136,788
Muenchener Rueckversicherungs AG (a)	96,900	14,129,019
QBE Insurance Group Ltd. (a)	255,600	3,173,615
		35,549,884

IT Services 1.75%
Automatic Data Processing, Inc. (c)	73,300	3,981,656
Paychex, Inc.	47,300	1,480,490
		5,462,146

Machinery 3.14%
Dover Corp.	30,700	1,965,414
Illinois Tool Works, Inc.	70,000	3,898,300
Parker Hannifin Corp.	25,500	2,290,155
Stanley Black & Decker, Inc.	21,800	1,674,240
		9,828,109

Media 3.94%
McGraw-Hill Cos, Inc.	57,700	2,685,358
Omnicom Group, Inc.	56,600	2,798,304
Pearson PLC (a)	184,900	3,520,844
WPP PLC	260,500	3,319,498
		12,324,004

Multi-Utilities 1.59%
Consolidated Edison, Inc.	85,800	4,984,980

Office Electronics 3.76%
Canon, Inc. (a)(b)(c)	257,900	11,761,076

Oil, Gas & Consumable Fuels 6.36%
Chevron Corp. (c)	161,700	17,644,704
Imperial Oil Ltd. (a)	47,100	2,251,108
		19,895,812

Pharmaceuticals 10.80%
Eli Lilly & Co. (c)	242,900	9,531,396
Johnson & Johnson (c)	236,600	15,397,928
Takeda Pharmaceutical Co. Ltd. (a)(b)	196,400	8,862,597
		33,791,921

Real Estate Management & Development 2.28%
Cheung Kong Holdings Ltd. (a)	209,400	3,051,206
Hang Lung Properties Ltd. (a)	312,100	1,176,350
Sun Hung Kai Properties Ltd. (a)	189,800	2,912,247
		7,139,803

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Investments (Continued)

February 29, 2012

	Shares	Value
Semiconductors & Semiconductor Equipment 6.13%
Intel Corp. (c)	713,000	$19,165,440

Software 1.70%
SAP AG (a)(c)	78,600	5,306,540

Specialty Retail 2.98%
Hennes & Mauritz AB (a)	128,300	4,618,648
TJX Cos, Inc. (c)	128,900	4,719,029
		9,337,677

Textiles, Apparel & Luxury Goods 3.86%
Hermes International (a)	7,100	2,641,825
LVMH Moet Hennessy Louis Vuitton SA (a)(b)	23,800	3,983,818
NIKE, Inc. (c)	50,400	5,439,168
		12,064,811
TOTAL COMMON STOCKS (Cost $292,748,720)		307,075,903
REAL ESTATE INVESTMENT TRUSTS 1.98%
AvalonBay Communities, Inc.	13,100	1,698,677
HCP, Inc.	48,500	1,915,750
Public Storage	19,300	2,587,551
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,616,461)		6,201,978

SHORT-TERM INVESTMENTS 1.89%
Money Market Fund 1.89%
STIT-Treasury Portfolio 0.020% (d)	5,904,196	5,904,196
TOTAL SHORT-TERM INVESTMENTS (Cost $5,904,196)		5,904,196
Total Investments (Cost $304,269,377) 102.02%		319,182,077
Liabilities in Excess of Other Assets (2.02%)		(6,320,104)
TOTAL NET ASSETS 100.00%		$312,861,973

Percentages are stated as a percent of net assets.
(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written. See Note 2 in the Notes to Financial Statements.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at February 29, 2012.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Options Written

February 29, 2012

	Contracts	Value
CALL OPTIONS

ACE Ltd.
Expiration: May, 2012, Exercise Price: $77.50	876	$52,560
Aflac, Inc.
Expiration: May, 2012, Exercise Price: $52.50	869	50,402
Automatic Data Processing, Inc.
Expiration: May, 2012, Exercise Price: $55.00	660	72,600
Canon, Inc.
Expiration: March, 2012, Exercise Price: $44.29 (a)	1,567	163,852
Expiration: June, 2012, Exercise Price: $46.75 (a)	644	75,261
Chevron Corp.
Expiration: March, 2012, Exercise Price: $105.00	550	253,550
Expiration: March, 2012, Exercise Price: $110.00	520	65,000
Expiration: April, 2012, Exercise Price: $115.00	385	34,650
Chubb Corp.
Expiration: April, 2012, Exercise Price: $75.00	775	3,100
Coca-Cola Co.
Expiration: May, 2012, Exercise Price: $70.00	1,500	187,500
Eli Lilly & Co.
Expiration: April, 2012, Exercise Price: $42.00	2,084	18,756
Emerson Electric Co.
Expiration: April, 2012, Exercise Price: $55.00	985	9,850
General Dynamics Corp.
Expiration: May, 2012, Exercise Price: $75.00	619	108,325
Honeywell International, Inc.
Expiration: March, 2012, Exercise Price: $57.50	1,082	273,746
Intel Corp.
Expiration: April, 2012, Exercise Price: $28.00	6,115	256,830
iShares MSCI EAFE Index Fund
Expiration: March, 2012, Exercise Price: $54.00	1,200	158,400
Expiration: April, 2012, Exercise Price: $57.00	1,250	86,250
Johnson & Johnson
Expiration: April, 2012, Exercise Price: $67.50	2,030	56,840
Linde AG
Expiration: April, 2012, Exercise Price: $173.20 (a)	262	55,501
Nestle SA
Expiration: March, 2012, Exercise Price: $59.69 (a)	1,000	178,512
Expiration: April, 2012, Exercise Price: $61.90 (a)	1,155	85,537
NIKE Inc.
Expiration: April, 2012, Exercise Price: $110.00	433	107,817
PPG Industries, Inc.
Expiration: May, 2012, Exercise Price: $95.00	280	67,200
SAP AG
Expiration: March, 2012, Exercise Price: $59.95 (a)	674	499,272

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Schedule of Options Written (Continued)

February 29, 2012

	Contracts	Value
Shin-Etsu Chemical Co Ltd. (a)
Expiration: March, 2012, Exercise Price: $49.21	823	$364,473
Standard Chartered PLC (a)
Expiration: April, 2012, Exercise Price: $2,704.51	201	91,587
TJX Cos, Inc.
Expiration: April, 2012, Exercise Price: $37.50	1,103	82,725
United Technologies Corp.
Expiration: May, 2012, Exercise Price: $90.00	1,192	91,784
Total Options Written (Premiums received $2,654,256)		$3,551,880

(a)	Foreign issued security denominated in U.S. dollars.

Schedule of Open Futures Contracts

February 29, 2012

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	7	$546,245	March-12	$7,214
E-mini S&P 500	8	545,760	March-12	5,371
Total Futures Contracts Purchased		$1,092,014		$12,585

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Assets and Liabilities

February 29, 2012

Assets
Investments, at value (cost $304,269,377)	$319,182,077
Foreign currencies, at value (cost $768,421)(3)	757,654
Deposit for futures at broker	74,000
Dividends and interest receivable(1)	1,069,951
Receivable for Fund shares sold	1,300
Other assets	10,193
Total Assets	321,095,175

Liabilities
Options written, at value (premiums received $2,654,256)	3,551,880
Variation margin on futures contracts	9,520
Payable for Fund shares redeemed	780
Payable to affiliates	98,647
Payable for investments purchased	3,858,330
Payable to Advisor	237,122
Payable to custodian	421,825
Accrued expenses and other liabilities	55,098
Total Liabilities	8,233,202
Net Assets	$312,861,973

Net Assets Consist Of:
Paid-in capital	$299,416,275
Accumulated net investment income	170,705
Accumulated net realized loss	(742,740)
Net unrealized appreciation (depreciation) on:
Investments	14,912,700
Foreign currency translation	(9,928)
Options contracts	(897,624)
Futures contracts	12,585
Net Assets	$312,861,973

Institutional Class Shares
Net Assets	312,860,957
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	29,998,393
Net asset value, redemption price and offering price per share(2)	$10.43

Investor Class Shares
Net Assets	1,016
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	97
Net asset value, redemption price and offering price per share(2)(4)	$10.43

(1)	Net of $14,733 in dividend withholding tax payable.
(2)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.
(3)	A portion of this amount serves as collateral for options written.
(4)	Does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Operations

For the Period Ended February 29, 2012(1)

Investment Income
Dividend income(2)	$6,185,390
Interest income	1,180
Total Investment Income	6,186,570

Expenses
Advisory fees	2,200,209
Administration fees	221,048
Custody fees	48,886
Federal and state registration fees	45,438
Transfer agent fees and expenses	36,462
Audit and tax fees	20,000
Fund accounting fees	14,904
Chief Compliance Officer fees and expenses	10,420
Legal fees	8,754
Trustees’ fees and related expenses	6,410
Reports to shareholders	2,748
Distribution (12b-1) fees - Investor Class	3
Other expenses	7,268
Total Expenses	2,622,550
Net Investment Income	3,564,020

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,539,992)
Foreign currency translation	(202,309)
Written option contracts expired or closed	3,227,114
Futures contracts closed	(1,340,961)
Change in net unrealized appreciation (depreciation) on:
Investments	14,912,700
Foreign currency translation	(9,928)
Written option contracts	(897,624)
Futures contracts	12,585
Net Realized and Unrealized Gain on Investments	13,161,585
Net Increase in Net Assets from Operations	$16,725,605

(1)	The Institutional Class shares commenced operations on March 31, 2011 and the Investor Class shares commenced operations on May 31, 2011.
(2)	Net of $258,833 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND

Statement of Changes in Net Assets

Period Ended
February 29, 2012(1)
From Operations
Net investment income	$3,564,020
Net realized gain (loss) from:
Investments	(2,539,992)
Foreign currency translation	(202,309)
Written option contracts expired or closed	3,227,114
Futures contracts closed	(1,340,961)
Change in net unrealized appreciation (depreciation) on:
Investments	14,912,700
Short transactions	(9,928)
Written option contracts	(897,624)
Futures contracts	12,585
Net increase in net assets from operations	16,725,605

From Distributions
Net investment income - Institutional Class	(3,279,899)
Net investment income - Investor Class	(9)
Net decrease in net assets resulting from distributions paid	(3,279,908)

From Capital Share Transactions
Proceeds from shares sold - Institutional Class	217,775,805
Proceeds from shares sold - Investor Class(2)	1,000
Proceeds from shares issued from transfers in-kind - Institutional Class(3)	102,556,660
Shares issued in reinvestment of distributions - Institutional Class	2,423,348
Shares issued in reinvestment of distributions - Investor Class(2)	9
Payments for shares redeemed - Institutional Class	(23,340,546)
Net increase in net assets from capital
share transactions	299,416,276

Total Increase In Net Assets	312,861,973
Net Assets
Beginning of period	—
End of period	$312,861,973
Accumulated net investment income	$170,705

(1)	The Institutional Class shares commenced operations on March 31, 2011 and the Investor Class shares commenced operations on May 31, 2011.
(2)	For the period May 31, 2011 (commencement of Investor Class operations) through February 29, 2012.
(3)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND – INSTITUTIONAL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2012(1)

Net Asset Value, Beginning of Period	$10.00
Income from investment operations:
Net investment income(2)	0.15
Net realized and unrealized gain on investments	0.40
Total from Investment Operations	0.55
Less distributions paid:
From net investment income	(0.12)
Total distributions paid	(0.12)
Net Asset Value, End of Period	$10.43
Total Return(3)	5.57%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$312,861
Ratio of expenses to average net assets(4)	1.18%
Ratio of net investment income to average net assets(4)	1.60%
Portfolio turnover rate(3)	25.73%

(1)	The Institutional Class shares commenced operations on March 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND – INVESTOR CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2012(1)
Net Asset Value, Beginning of Period	$10.37
Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain on investments	0.08
Total from Investment Operations	0.15
Less distributions paid:
From net investment income	(0.09)
Total distributions paid	(0.09)
Net Asset Value, End of Period	$10.43
Total Return(3)	1.57%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets(4)	1.53%
Ratio of net investment income to average net assets(4)	1.25%
Portfolio turnover rate(3)	25.73%

(1)	The Investor Class shares commenced operations on May 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements
February 29, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The TWM Global Equity Income Fund (the “Fund”) represents a distinct non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and income.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  The Investor Class shares are subject to a 0.35% distribution and shareholder servicing fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.  The classes differ principally in their respective distribution expenses.  The Fund became effective on March 28, 2011.  The Institutional Class shares commenced operations on March 31, 2011.  The Investor Class shares commenced operations on May 31, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Tiedemann Wealth Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options are valued at the mean of the available bid and ask price or the last price if a mean is not available.  If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the NAV, it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at prices supplied by a pricing service which take into account such events.  In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value NAV of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and international securities evaluated in accordance with the Fund’s policy on international fair valuation).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2012:

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

Summary of Fair Value Exposure at February 29, 2012

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock(1)	$187,880,968	$119,194,935	$—	$307,075,903
Real Estate Investment Trusts	6,201,978	—	—	6,201,978
Short-Term Investments	5,904,196	—	—	5,904,196
Total Assets	$199,987,142	$119,194,935	$—	$319,182,077
Liabilities:
Options written	$3,551,880	$—	$—	$3,551,880
Total Liabilities	$3,551,880	$—	$—	$3,551,880
Other Financial Instruments(2)	$2,585	$—	$—	$12,585

(1)	See the Schedule of Investments for industry classifications.
(2)	Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

The Fund did not invest in any Level 3 securities during the period ended February 29, 2012.  There were no transfers between levels during the period ended February 29, 2012.  It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Derivative Instruments

The Fund may invest in derivative instruments such as futures contracts and options written.

The fair value of derivative instruments as reported within the Statement of Assets & Liabilities as of February 29, 2012:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for	Statement of Assets		Statement of Assets
as hedging instruments	& Liabilities Location	Value	& Liabilities Location	Value
Equity Contracts - Options	Investments,		Options written,
	at value	$—	at value	$3,551,880
Equity Contracts - Futures*	Deposit for futures		Variation margin
	at broker	12,585	on futures contracts	9,520
Total		$12,585		$3,561,400

*	Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statement of Operations for the period ended February 29, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$3,227,114	$(1,340,961)	$1,886,153
Total	$3,227,114	$(1,340,961)	$1,886,153

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(897,624)	$12,585	$(885,039)
Total	$(897,624)	$12,585	$(885,039)

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

(b)	Options

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a call option is exercised, the premium paid is included in the cost of the underlying security in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended February 29, 2012 were as follows:

Call Options	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	126,165	9,874,002
Options terminated in closing transactions	(10,845)	(818,238)
Options exercised	(11,316)	(1,061,692)
Options expired	(73,170)	(5,339,816)
Outstanding, end of period	30,834	$2,654,256

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

As of February 29, 2012, the fair value of long positions which served as collateral for call options written was $31,176,754.  The fair value of foreign currency amounting to $9,008 is also pledged as collateral for call options written and is held within a segregated account at the custodian pursuant to a tri-party agreement between the Fund, custodian and broker.

During the period ended February 29, 2012, 25 call options contracts were purchased and 25 purchased call options contracts expired.  As of February 29, 2012, there were no purchased options contracts outstanding.

(c)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Currency gains or losses realized between trade and settlement dates on securities transactions, the sale of foreign currencies and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid are reported as realized gain (loss) on foreign currency translation.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.  Other unrealized gains (losses) arising from changes in the values of assets and liabilities resulting from changes in the exchange rates are reported within unrealized gains (losses) on foreign currency translation.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(d)	Futures

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  The amount of collateral as of February 29, 2012 was $74,000.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

During the period the average monthly notional amount of long futures positions was $5,549,320.

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal taxing authorities for the tax periods since the commencement of operations.

(f)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets will be adjusted.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Fund charges a 2.00% redemption fee on shares redeemed within ninety days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  There were no redemption fees charged during the period.

(i)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees and shareholder servicing fees are expensed at 0.25% and 0.10%, respectively, of average daily net assets of the Investor class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trusts, or by other equitable means.

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended February 29, 2012 was as follows:

Ordinary Income	Long-Term Capital Gain
$3,279,908	$—

As of February 29, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$307,299,244
Gross tax unrealized appreciation	18,958,865
Gross tax unrealized depreciation	(7,076,032)
Net tax unrealized appreciation	11,882,833
Undistributed ordinary income	2,501,777
Undistributed long-term capital gain	—
Total distributable earnings	2,501,777
Other accumulated losses	(938,912)
Total accumulated earnings	$13,445,698

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$(113,407)
Accumulated Net Realized Gain/(Loss)	113,408
Paid-in Capital	(1)

At February 29, 2012, the Fund deferred on a tax basis, post-October currency losses of $14,674.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.99% of the Fund’s average daily net assets.

Sub-advisory services are provided to the Fund, pursuant to an agreement between the Adviser and AllianceBernstein L.P.  Under the terms of the agreement, the Adviser compensates AllianceBernstein L.P. based on the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% and 1.40% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

to recoup such amounts over the following three fiscal years. There were no such waivers during the period ended February 29, 2012.

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.   During the period ended February 29, 2012, the Fund accrued expenses of $3 pursuant to the 12b-1 Plan.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Investor Class shares.  During the period ended February 29, 2012, shareholder servicing fees amounted to less than $1.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended February 29, 2012, the Fund was allocated $10,420 of the Trust’s Chief Compliance Officer fee.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
Period Ended
February 29, 2012(1)
Shares sold	21,888,650
Shares issued from transfer in-kind	10,255,666
Shares reinvested	257,803
Shares redeemed	(2,403,726)
Net increase	29,998,393

(1)	The Institutional Class shares commenced operations on March 31, 2011.

Investor Class
Period Ended
February 29, 2012(2)
Shares sold	96
Shares reinvested	1
Net increase	97

(2)	The Investor Class shares commenced operations on May 31, 2011.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 29, 2012, were $259,565,225 and $58,143,411, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

During the period ended February 29, 2012, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $102,556,660.

TWM GLOBAL EQUITY INCOME FUND
Notes to Financial Statements (Continued)
February 29, 2012

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2012, Tiedemann Trust Company, for the benefit of its customers, held 100% and 95% of the outstanding shares of the Investor and Institutional Classes, respectively.  Tiedemann Trust Company is affiliated with the Adviser.

(10)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions of the RIC Modernization Act are effective for the February 29, 2012 taxable year.

TWM GLOBAL EQUITY INCOME FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
TWM Global Equity Income Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, options written and open futures contracts of TWM Global Equity Income Fund (the “Fund”), a series of the Trust for Professional Managers, as of February 29, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period March 31, 2011 (commencement of operations), through February 29, 2012.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TWM Global Equity Income Fund as of February 29, 2012, the results of its operations, changes in its net assets, and its financial highlights for the period March 31, 2011 (commencement of operations), through February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
April 27, 2012

TWM GLOBAL EQUITY INCOME FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

TWM GLOBAL EQUITY INCOME FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100.00% of its ordinary income distribution for the year ended February 29, 2012, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 29, 2012, 100.00% of the dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended February 29, 2012.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-TWM-FUND (1-855-896-3863).

Independent Trustees
Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	27	Independent Trustee, USA
615 E. Michigan St.		Term; Since	Marquette University (2004–present).		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,			investment company with
Age: 56		2001			two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	27	Independent Trustee, USA
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,			investment company with
Age: 55		2001			two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing Director, Chief	27	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”)		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	and Chief Compliance Officer		Endowment Fund complex
Age: 68		2009	(“CCO”), Granite Capital		(three closed-end
			International Group, L.P. (an investment		investment companies);
			management firm) (1994–2011); Vice		Independent Trustee,
			President, Secretary, Treasurer and CCO		Gottex Multi-Alternatives
			of Granum Series Trust (an open-end		Fund complex (three
			investment company) (1997–2007);		closed-end investment
			President, CAO and CCO, Granum		companies); Independent
			Securities, LLC (a broker-dealer)		Manager, Ramius IDF
			(1997–2007).		Fund complex (two
closed-end investment
companies).

TWM GLOBAL EQUITY INCOME FUND
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S. Bancorp	27	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Fund Services, LLC (1994–present).		(an open-end investment
Milwaukee, WI 53202	and Trustee	August 22,			company with ten
Age: 49	2001				portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
two portfolios).

John Buckel	Vice President,	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 10,	(2004–present).
Age: 54	Accounting	2008 (Vice
Officer	President);
Since
September 10,
2008
(Treasurer)

Robert M. Slotky	Vice President,	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Chief	Term; Since	Fund Services, LLC (2001–present).
Milwaukee, WI 53202	Compliance	January 26,
Age: 64	Officer and	2011
Anti-Money
Laundering
Officer

Rachael A. Spearo	Secretary	Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.	Term; Since		Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202	November 15,		LLC (2004–present).
Age: 32	2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202		January 10,
Age: 38		2008

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2008–present).
Milwaukee, WI 53202		July 21,
Age: 29		2011

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-896-3863. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-896-3863, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

TWM GLOBAL EQUITY INCOME FUND

Investment Adviser	Tiedemann Wealth Management, LLC
520 Madison Avenue
26th Floor
New York, New York 10022

Sub-Adviser	AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 2/29/2012
Audit Fees	$16,500
Audit-Related Fees	0
Tax Fees	$3,500
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 2/29/2012
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2012
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ Joseph Neuberger
 Joseph Neuberger, President

Date     May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
 Joseph Neuberger, President

Date     May 7, 2012

By (Signature and Title)* /s/ John Buckel
 John Buckel, Treasurer

Date     May 7, 2012

* Print the name and title of each signing officer under his or her signature.